Cash flow information	12 Months Ended
Dec. 31, 2022
Cash flow information
Cash flow information

34   Cash flow information

(a)	Cash used in operations

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Loss before income tax	(1,551,254)	(1,442,608)	(990,173)
Depreciation and amortization	421,228	438,749	281,430
Net impairment losses on financial and contract assets	134,519	72,229	33,639
Net impairment losses on intangible assets	—	—	10,208
(Gain)/losses on disposal of property and equipment	(1,302)	266	14,490
Expected credit losses on financial guarantee contracts	62,389	—	—
Share-based payments expenses (Note 26)	89,652	25,409	13,361
Net losses/(gain) on derivatives (Note 8)	281,691	169,545	(262,769)
Net gain on financial assets at fair value through profit or loss (Note 8)	(49,447)	(45,644)	(30,687)
Share of losses/(gain) of associates and joint ventures (Note 14)	7,802	(9,946)	(24,852)
Gain on dilution of investment in associates (Note 14)	(2,511)	—	—
Impairment charges on associates	—	—	10,998
Remeasurement of redemption liability	—	—	(37,874)
Finance costs	135,321	74,743	35,168
Interest from investing activities	(65,858)	(22,983)	(6,646)
Exchange losses/(gain) (Note 8)	(285,722)	(77,143)	312,843
Changes in working capital:
Trade receivables	(206,372)	(123,371)	(63,884)
Contract assets	(75,778)	45,855	106,135
Prepayments and other receivables	30,933	(353,480)	(335,419)
Trade and other payable	451,688	530,095	106,952
Contract liabilities	38,570	17,032	13,365
Customer deposits	405,853	944,318	579,012
Other financial liabilities from virtual bank	—	—	89,327
Financial assets measured at amortized cost from virtual bank	(602,291)	586,953	13,341
Financial assets measured at fair value through other comprehensive income from virtual bank	—	(1,103,460)	(504,942)
Payroll and welfare payables	87,198	(110,263)	(83,809)
	(693,691)	(383,704)	(720,786)

(b)	Non-cash investing and financing activities

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Acquisition of right‑of‑use properties by leasing (Note 12)	38,646	118,030	76,534

34	Cash flow information (Continued)
(c)	Reconciliation of cash and liquid investments and gross debt

This section sets out an analysis of cash and liquid investments and gross debt as of December 31, 2021 and 2022 and the movements in cash and liquid investments and gross debt for the years ended December 31, 2020, 2021 and 2022.

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Restricted cash and time deposits over three months	1,060,427	343,814
Cash and cash equivalents	1,399,370	1,907,776
Financial assets at fair value through profit or loss	2,071,653	690,627
Lease liabilities (Note 17)	(154,890)	(91,583)
—due within one year	(57,417)	(47,030)
—due after one year	(97,473)	(44,553)
Borrowings — repayable within one year	(815,260)	(289,062)
	3,561,300	2,561,572

Cash and liquid investments	4,531,450	2,942,217
Gross debt — fixed interest rates	(970,150)	(380,645)
	3,561,300	2,561,572

			Financial
			assets at
			fair value	Liabilities from
			through	financing activities
	Restricted	Cash and cash	profit or	Lease
	cash (ii)	equivalents	loss	liabilities	Borrowings	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2020	3,440,289	1,077,875	1,690,967	(189,689)	(3,218,566)	2,800,876

Cash flows	(1,064,813)	2,145,418	(252,543)	100,997	1,062,844	1,991,903
Acquisition of right-of-use assets	-	-	-	(38,646)	-	(38,646)
Other Changes (i)	(94,977)	(168,099)	49,447	(6,881)	(127,585)	(348,095)
As at December 31, 2020	2,280,499	3,055,194	1,487,871	(134,219)	(2,283,307)	4,406,038

Cash flows	(1,206,607)	(1,627,680)	538,138	96,139	1,524,899	(675,111)
Acquisition of right-of-use assets	—	—	—	(118,030)	—	(118,030)
Other Changes (i)	(13,465)	(28,144)	45,644	1,220	(56,852)	(51,597)
As at December 31, 2021	1,060,427	1,399,370	2,071,653	(154,890)	(815,260)	3,561,300

Cash flows	(788,828)	433,119	(1,411,713)	76,734	543,501	(1,147,187)
Acquisition of right-of-use assets	—	—	—	(76,534)	—	(76,534)
Other Changes (i)	72,215	75,287	30,687	63,107	(17,303)	223,993
As at December 31, 2022	343,814	1,907,776	690,627	(91,583)	(289,062)	2,561,572
(i)	Other changes include accrued interests, disposal, foreign currency translation differences and other non-cash movements.
(ii)	Cash flows include restricted cash and time deposits over three months movements recognised in cash flows from operating activities and investing activities.